Related Party Transactions - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
7. Related Party Transactions

In October 2012, the Company funded a letter of credit and deposit to take advantage of a lease for office space secured by an affiliate of M&F from a third party landlord on behalf of the Company. Pursuant to such letter of credit, in January 2013 the Company entered into a sublease in which the Company will pay all costs associated with the lease, including rent. All payments made by the Company pursuant to the sublease will either be directly or indirectly made to the third-party landlord and not retained by M&F or any affiliate. The sublease allowed for a free rent period of five months beginning April 1, 2013; subsequent to the free rent period, monthly rent payments are $60,000 for the first five years and $63,000 for the next two years. Upon expiration on September 1, 2020, the sublease and lease provides for two consecutive five year renewal options.

The Company had a Services Agreement with M&F and a warrant agreement with M&F.  Refer to Note 4 to the financial statements for additional information.

A member of the Company’s Board of Directors is a member of the Company’s outside counsel. During the three months ended June 30, 2016, and 2015, the Company incurred costs of $249,000, and $170,000, respectively, related to services provided by the outside counsel. During the six months ended June 30, 2016 and 2015, the Company incurred costs of $561,000 and $373,000, respectively. On June 30, 2016, the Company’s outstanding payables included $345,000 payable to the outside counsel.

8.	Related Party Transactions

In October 2012, the Company funded a letter of credit and deposit to take advantage of a lease for office space secured by an affiliate of M&F from a third party landlord on behalf of the Company. Pursuant to such letter of credit, in January 2013 the Company entered into a sublease in which the Company will pay all costs associated with the lease, including rent. All payments made by the Company pursuant to the sublease will either be directly or indirectly made to the third-party landlord and not retained by M&F or any affiliate. The new sublease replaced a prior Office Services Agreement, and occupancy commenced on April 1, 2013. The sublease allowed for a free rent period of five months beginning April 1, 2013; subsequent to the free rent period, monthly rent payments are $60,000 for the first five years and $63,000 for the next two years. Upon expiration on September 1, 2020, the sublease and lease provides for two consecutive five year renewal options.

The Company has a Services Agreement with M&F and a warrant agreement with M&F (see Note 5).

A member of the Company’s Board of Directors is a member of the Company’s outside counsel. During the years ended December 31, 2015, 2014 and 2013, the Company incurred costs of $602,000, $822,000 and $1.8 million, respectively, related to services provided by the outside counsel. On December 31, 2015, the Company’s outstanding payables included $190,211 payable to the outside counsel.

An affiliate of M&F provided the Company with research services for a pre-clinical drug candidate. During 2015, the Company incurred costs of $26,000 related to services provided by the affiliate of M&F.